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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       La Crosse Advisers, L.L.C.
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Address:    311 Main Street
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            La Crosse, Wisconsin 54601
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 Form 13F File Number: 28-03977
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven J. Hulme
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (608) 782-1148
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Signature, Place, and Date of Signing:

/s/ Steven J. Hulme    La Crosse, Wisconsin                     August 15, 2001
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: None

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                              -----------------------

Form 13F Information Table Entry Total:            58
                                              -----------------------

Form 13F Information Table Value Total:      $     86,889,393.45
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   None

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                           FORM 13F INFORMATION TABLE



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                                                                                                                  Voting Authority
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                                       Title    CUSIP      Fair Market    Shares/   SH/ Put/ Investmt   Other      Sole  Share None
Name of Issuer                           of                   Value       PRN AMT   PRN Call Dscretn  Managers
                                       Class
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
ADC Telecommunications Inc.             COM   000886101     600,600.00     91,000   SH         Sole               91,000
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AES Corp.                               COM   00130H105   1,635,900.00     38,000   SH         Sole               38,000
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AVX Corporation                         COM   002444107     567,000.00     27,000   SH         Sole               27,000
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Albertsons Inc.                         COM   013104104   1,589,470.00     53,000   SH         Sole               53,000
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Alcoa Inc.                              COM   020002101   1,260,800.00     32,000   SH         Sole               32,000
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Allstate Corp.                          COM   020002101   1,979,550.00     45,000   SH         Sole               45,000
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Alltel Corp.                            COM   020039103     980,160.00     16,000   SH         Sole               16,000
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Applied Materials                       COM   038222105     982,000.00     20,000   SH         Sole               20,000
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Bank of America Corp.                   COM   060505104   1,680,840.00     28,000   SH         Sole               28,000
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Bank One Corp.                          COM   06423A103   1,646,800.00     46,000   SH         Sole               46,000
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Boeing Co.                              COM   097023105   1,112,000.00     20,000   SH         Sole               20,000
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Burlington Northern Santa Fe Corp.      COM   12189T104   1,961,050.00     65,000   SH         Sole               65,000
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Calpine Corp.                           COM   131347106   1,663,200.00     44,000   SH         Sole               44,000
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Cardinal Health Inc.                    COM   14149Y108   1,966,500.00     28,500   SH         Sole               28,500
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Chevron Corp.                           COM   166751107   1,176,500.00     13,000   SH         Sole               13,000
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Cisco Systems Inc.                      COM   17275R102   1,092,000.00     60,000   SH         Sole               60,000
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Citigroup Inc.                          COM   172967101   1,902,240.00     36,000   SH         Sole               36,000
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Compaq Computer Corp.                   COM   204493100   1,363,120.00     88,000   SH         Sole               88,000
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ConAgra Foods Inc.                      COM   205887102   1,129,170.00     57,000   SH         Sole               57,000
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Delta Airlines Inc.                     COM   247361108   1,234,240.00     28,000   SH         Sole               28,000
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Eaton Corp.                             COM   278058102   1,331,900.00     19,000   SH         Sole               19,000
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El Paso Corp.                           COM   28336L109   1,628,740.00     31,000   SH         Sole               31,000
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Emerson Electric Co.                    COM   291011104   1,391,500.00     23,000   SH         Sole               23,000
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Federal National Mortgage Assoc.        COM   313586109   1,788,150.00     21,000   SH         Sole               21,000
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Federated Department Stores Inc.        COM   31410H101   1,487,500.00     35,000   SH         Sole               35,000
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First Data Corp.                        COM   319963104   1,349,250.00     21,000   SH         Sole               21,000
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Fleetboston Financial Corp.             COM   339030108   1,927,171.95     48,851   SH         Sole               48,851
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


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
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                                       Title    CUSIP      Fair Market    Shares/   SH/ Put/ Investmt   Other      Sole  Share None
Name of Issuer                           of                   Value       PRN AMT   PRN Call Dscretn  Managers
                                       Class
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
Ford Motor Co.                          COM   345370860   1,693,950.00     69,000   SH         Sole               69,000
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Gateway Inc.                            COM   367626108     838,950.00     51,000   SH         Sole               51,000
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General Dynamics Corp.                  COM   369550108   1,945,250.00     25,000   SH         Sole               25,000
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Home Depot Inc.                         COM   437076102   1,349,950.00     29,000   SH         Sole               29,000
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Intel Corp.                             COM   458140100   1,901,250.00     65,000   SH         Sole               65,000
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J P Morgan Chase & Co                   COM   46625H100   1,976,895.00     44,325   SH         Sole               44,325
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Jabil Circuit Inc.                      COM   466313103     925,800.00     30,000   SH         Sole               30,000
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Kimberly Clark Corp.                    COM   494368103   1,460,387.50     26,125   SH         Sole               26,125
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May Department Stores Co.               COM   577778103   1,336,140.00     39,000   SH         Sole               39,000
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Metlife Inc.                            COM   59156R108   2,168,600.00     70,000   SH         Sole               70,000
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Microsoft Corp.                         COM   594918104   2,117,000.00     29,000   SH         Sole               29,000
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Micron Technology Inc.                  COM   595112103   1,561,800.00     38,000   SH         Sole               38,000
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Government Obligations Fund             COM   60934N104   1,091,834.00  1,091,834   SH         Sole            1,091,834
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Federated U.S. Treasury Cash Reserves   COM   60934N682   1,078,365.00  1,078,365   SH         Sole            1,078,365
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Morgan Stanley Dean Witter Discover     COM   617446448   1,413,060.00     22,000   SH         Sole               22,000
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Philip Morris Co. Inc.                  COM   718154107   1,979,250.00     39,000   SH         Sole               39,000
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Reliant Energy Inc.                     COM   75952J108   1,191,770.00     37,000   SH         Sole               37,000
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SBC Communications Inc.                 COM   78387G103   1,602,400.00     40,000   SH         Sole               40,000
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Sears Roebuck & Co.                     COM   812387108   2,200,120.00     52,000   SH         Sole               52,000
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Solectron Corp.                         COM   834182107   1,207,800.00     66,000   SH         Sole               66,000
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Tellabs Inc.                            COM   879664100     523,260.00     27,000   SH         Sole               27,000
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Tenet Healthcare Corp.                  COM   88033G100   1,754,060.00     34,000   SH         Sole               34,000
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Tyco International Ltd.                 COM   902124106   2,016,500.00     37,000   SH         Sole               37,000
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USX-Marathon Group                      COM   902905827   1,564,030.00     53,000   SH         Sole               53,000
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U S. Bancorp Del                        COM   902973304     911,600.00     40,000   SH         Sole               40,000
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United Technologies Corp.               COM   913017109   1,172,160.00     16,000   SH         Sole               16,000
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United Health Group Inc.                COM   91324P102   1,821,625.00     29,500   SH         Sole               29,500
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Verizon Communications Inc.             COM   92343V104   2,107,900.00     39,400   SH         Sole               39,400
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Washington Mutual Inc.                  COM   939322103   2,196,675.00     58,500   SH         Sole               58,500
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Wells Fargo & Co (New)                  COM   949746101   2,089,350.00     45,000   SH         Sole               45,000
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Weyerhaeuser Co                         COM   962166104   1,264,310.00     23,000   SH         Sole               23,000
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GRAND TOTAL                                              86,889,393.45
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